Leases - Summary of Maturity analysis of lease liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
One year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Amounts falling due within	£ 9.2	£ 7.1	£ 7.3
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Amounts falling due within	33.9	33.0	26.9
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Amounts falling due within	£ 67.4	£ 77.0	£ 93.6